Loans and Allowance For Loan Losses (Tables)	12 Months Ended
Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Summary of loans, by major class within Company's loan portfolio

(in thousands)	2012	2011
Commercial, financial, and agricultural	$130,040	$128,555
Real estate construction—residential	22,177	30,201
Real estate construction—commercial	43,486	47,697
Real estate mortgage—residential	221,223	203,454
Real estate mortgage—commercial	405,092	402,960
Installment and other consumer	24,966	30,063

Total loans	$846,984	$842,930

Summary of the allowance for loan losses

(in thousands)	Commercial, Financial, & Agricultural	Real Estate Construction - Residential	Real Estate Construction - Commercial	Real Estate Mortgage - Residential	Real Estate Mortgage - Commercial	Installment Loans to Individuals	Un - allocated	Total
Balance at December 31, 2009	$2,773	$348	$1,740	$3,488	$4,693	$380	$1,375	$14,797

Additions:
Provision for loan losses	1,908	2,622	4,133	4,740	2,577	32	(758)	15,254

Deductions:
Loans charged off	1,903	933	4,556	4,534	3,841	422	0	16,189
Less recoveries on loans	(153)	(30)	(22)	(228)	(29)	(241)	0	(703)

Net loans charged off	1,750	903	4,534	4,306	3,812	181	0	15,486

Balance at December 31, 2010	$2,931	$2,067	$1,339	$3,922	$3,458	$231	$617	$14,565

Additions:
Provision for loan losses	837	914	485	1,104	8,593	204	(614)	11,523

Deductions:
Loans charged off	2,157	1,858	512	1,883	6,420	376	0	13,206
Less recoveries on loans	(193)	(65)	(250)	(108)	(103)	(208)	0	(927)

Net loans charged off	1,964	1,793	262	1,775	6,317	168	0	12,279

Balance at December 31, 2011	$1,804	$1,188	$1,562	$3,251	$5,734	$267	$3	$13,809

Additions:
Provision for loan losses	1,732	(523)	126	955	6,318	293	(1)	8,900

Deductions:
Loans charged off	1,760	0	0	977	5,466	586	0	8,789
Less recoveries on loans	(161)	(67)	(23)	(158)	(248)	(265)	0	(922)

Net loans charged off	1,599	(67)	(23)	819	5,218	321	0	7,867

Balance at December 31, 2012	$1,937	$732	$1,711	$3,387	$6,834	$239	$2	$14,842

Allowance for loan losses by impairment methodology

(in thousands)	Commercial, Financial, and Agricultural	Real Estate Construction - Residential	Real Estate Construction - Commercial	Real Estate Mortgage - Residential	Real Estate Mortgage - Commercial	Installment Loans to Individuals	Unallocated	Total
December 31, 2012
Allowance for loan losses:
Individually evaluated for impairment	$213	$125	$542	$1,069	$2,071	$0	$0	$4,020
Collectively evaluated for impairment	1,724	607	1,169	2,318	4,763	239	2	10,822

Total	$1,937	$732	$1,711	$3,387	$6,834	$239	$2	$14,842

Loans outstanding:
Individually evaluated for impairment	$4,157	$2,496	$7,762	$5,771	$18,959	$44	$0	$39,189
Collectively evaluated for impairment	125,883	19,681	35,724	215,452	386,133	24,922	0	807,795

Total	$130,040	$22,177	$43,486	$221,223	$405,092	$24,966	$0	$846,984

December 31, 2011
Allowance for loan losses:
Individually evaluated for impairment	$239	$167	$380	$653	$2,309	$0	$0	$3,748
Collectively evaluated for impairment	1,565	1,021	1,182	2,598	3,425	267	3	10,061

Total	$1,804	$1,188	$1,562	$3,251	$5,734	$267	$3	$13,809

Loans outstanding:
Individually evaluated for impairment	$4,428	$1,147	$7,867	$6,569	$33,440	$0	$0	$53,451
Collectively evaluated for impairment	124,127	29,054	39,830	196,885	369,520	30,063	0	789,479

Total	$128,555	$30,201	$47,697	$203,454	$402,960	$30,063	$0	$842,930

Categories of impaired loans

(in thousands)	2012	2011
Non-accrual loans	$31,081	$46,403
Troubled debt restructurings continuing to accrue interest	8,282	7,217

Total impaired loans	$39,363	$53,620

Additional information about impaired loans

(in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance
At December 31, 2012
With no related allowance recorded:
Commercial, financial and agricultural	$3,272	$4,009	$0
Real estate—construction residential	2,307	2,339	0
Real estate—construction commercial	1,879	2,102	0
Real estate—residential	1,939	2,393	0
Real estate—commercial	5,162	5,565	0
Consumer	174	186	0

Total	$14,733	$16,594	$0

With an allowance recorded:
Commercial, financial and agricultural	$885	$898	$213
Real estate—construction residential	189	189	125
Real estate—construction commercial	5,883	6,011	542
Real estate—residential	3,832	3,999	1,069
Real estate—commercial	13,797	14,167	2,071
Consumer	44	44	0

Total	$24,630	$25,308	$4,020

Total impaired loans	$39,363	$41,902	$4,020

At December 31, 2011
With no related allowance recorded:
Commercial, financial and agricultural	$3,546	$3,625	$0
Real estate—construction residential	584	788	0
Real estate—construction commercial	1,459	1,756	0
Real estate—residential	2,315	2,654	0
Real estate—commercial	15,151	21,190	0
Consumer	168	177	0

Total	$23,223	$30,190	$0

With an allowance recorded:
Commercial, financial and agricultural	$882	$904	$239
Real estate—construction residential	563	563	167
Real estate—construction commercial	6,409	6,448	380
Real estate—residential	4,254	4,265	653
Real estate—commercial	18,289	18,780	2,309

Total	$30,397	$30,960	$3,748

Total impaired loans	$53,620	$61,150	$3,748

Average recorded investment and interest income recognized on impaired loans

	2012		2011
(in thousands)	Average Recorded Investment	Interest Recognized For the Period Ended	Average Recorded Investment	Interest Recognized For the Period Ended
With no related allowance recorded:
Commercial, financial and agricultural	$4,157	$93	$3,510	$52
Real estate—construction residential	1,137	7	1,273	0
Real estate—construction commercial	1,692	0	3,568	0
Real estate—residential	3,169	50	3,596	26
Real estate—commercial	12,198	124	18,270	73
Consumer	170	1	190	4

Total	$22,523	$275	$30,407	$155

With an allowance recorded:
Commercial, financial and agricultural	$776	$29	$655	$17
Real estate—construction residential	189	0	47	0
Real estate—construction commercial	6,087	0	5,805	0
Real estate—residential	2,604	11	3,203	113
Real estate—commercial	11,271	99	12,724	0
Consumer	2	0	0	0

Total	$20,929	$139	$22,434	$130

Total impaired loans	$43,452	$414	$52,841	$285

Aging information of past due and non-accrual loans

(in thousands)	Current or Less Than 30 Days Past Due	30-89 Days Past Due	90 Days Past Due And Still Accruing	Non-Accrual	Total
December 31, 2012
Commercial, Financial, and Agricultural	$126,884	$1,821	$0	$1,335	$130,040
Real Estate Construction—Residential	19,390	290	0	2,497	22,177
Real Estate Construction—Commercial	35,117	607	0	7,762	43,486
Real Estate Mortgage—Residential	213,694	2,199	0	5,330	221,223
Real Estate Mortgage—Commercial	390,032	1,122	0	13,938	405,092
Installment and Other Consumer	24,221	520	6	219	24,966

Total	$809,338	$6,559	$6	$31,081	$846,984

December 31, 2011
Commercial, Financial, and Agricultural	$126,244	$243	$0	$2,068	$128,555
Real Estate Construction—Residential	29,054	0	0	1,147	30,201
Real Estate Construction—Commercial	39,822	0	8	7,867	47,697
Real Estate Mortgage—Residential	195,779	3,513	9	4,153	203,454
Real Estate Mortgage—Commercial	371,000	924	36	31,000	402,960
Installment and Other Consumer	29,282	612	1	168	30,063

Total	$791,181	$5,292	$54	$46,403	$842,930

Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment

(in thousands)	Commercial, Financial, & Agricultural	Real Estate Construction - Residential	Real Estate Construction - Commercial	Real Estate Mortgage - Residential	Real Estate Mortgage - Commercial	Installment and other Consumer	Total
At December 31, 2012
Watch	$14,814	$4,580	$6,459	$26,063	$29,753	$672	$82,341
Substandard	6,485	396	2,035	5,472	11,027	423	25,838
Non-accrual	1,335	2,497	7,762	5,330	13,938	219	31,081

Total	$22,634	$7,473	$16,256	$36,865	$54,718	$1,314	$139,260

At December 31, 2011
Watch	$22,206	$9,644	$9,338	$13,231	$24,392	$557	$79,368
Substandard	4,142	842	1,189	4,269	8,004	444	18,890
Non-accrual	2,068	1,147	7,867	4,153	31,000	168	46,403

Total	$28,416	$11,633	$18,394	$21,653	$63,396	$1,169	$144,661

Loans that were modified as TDRs

	2012			2011
	Recorded Investment (1)			Recorded Investment (1)
(in thousands)	Number of Contracts	Pre - Modification	Post - Modification	Number of Contracts	Pre - Modification	Post - Modification
Troubled Debt Restructurings
Commercial, financial and agricultural	4	$637	$613	9	$3,500	$3,486
Real estate construction—commercial	1	43	41	8	6,616	6,227
Real estate mortgage—residential	5	657	657	7	1,157	1,010
Real estate mortgage—commercial	2	645	644	9	9,553	9,215
Consumer	2	44	44	0	0	0

Total	14	$2,026	$1,999	33	$20,826	$19,938

(1)	The amounts reported post-modification are inclusive of all partial pay-downs and charge-offs, and no portion of the debt was forgiven. Loans modified as a TDR that were fully paid down, charged-off or foreclosed upon during the period ended are not reported.

The Company’s portfolio of loans classified as TDRs include concessions such as interest rates below the current market rate, deferring principal payments, and extending maturity dates. Once a loan becomes a TDR, it will continue to be reported as a TDR until it is ultimately repaid in full, charged-off, or the collateral for the loan is foreclosed and sold. The Company considers a loan in TDR status in default when the borrower’s payment according to the modified terms is at least 90 days past due or has defaulted due to expiration of the loan’s maturity date. During the year ended December 31, 2012, fourteen loans meeting the TDR criteria were modified. There was one loan modified as a TDR that defaulted during the year ended December 31, 2012, and within twelve months of their modification date. No loans modified as a TDR during the year ended December 31, 2011 defaulted.

Executive Officers and Directors [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Summary of the allowance for loan losses

(in thousands)
Balance at December 31, 2011	$3,161
New loans	9,791
Amounts collected	(1,937)

Balance at December 31, 2012	$11,015